December 5, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Integrity Managed Portfolios
(Registration Nos. 33-36324 and 811-06153)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the amendment to the registration statement that was filed electronically with the Securities and Exchange Commission (the "Commission") on November 28, 2014 (and incorporated by reference in the amendment to the registration statement that was filed electronically with the Commission on December 2, 2014).

Integrity Managed Portfolios

By: /s/ Adam Forthun

Treasurer